9. STOCK HOLDERS' EQUITY (Tables)	12 Months Ended
Dec. 31, 2013
Stock Holders Equity Tables
Common stock issued and outstanding
	Common Stock	Warrants
June 5, 2013 (Inception)	-	-
Issued for cash proceeds of $985,400	13,373,000	973,000
Issued as part of exchange agreement	9,724,200
Terminated as part of exchange agreement	(8,000,000)
Issued as compensation under a consulting agreement	40,000	-
Warrants issued to placement agent	-	10,600
December 31, 2013	15,137,200	983,600

Warrants outstanding
Exercise Price	Warrants Outstanding	Weighted Average Life of Outstanding Warrants In Months	Date of Expiration
$5.00	10,600	58	10/31/2018
$1.00	973,000	31	7/31/2016
$1.04	983,600	31.3